                                                                               .
                                                                               .
                                                                               .

                        SUPPLEMENT DATED SEPT. 27, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY    45303 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective Sept. 28, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High total return through current income and      RiverSource Investments, LLC
Portfolio -- Income           capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These income-
                              producing debt securities include corporate debt
                              securities as well as bank loans. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security. Up
                              to 25% of the Fund may be in foreign
                              investments.

Effective Oct. 1, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio -- High Yield Bond  secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45303-8 A (09/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED SEPT. 27, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           45307 G
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45304 G
 RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY            45300 G
 RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY        45301 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective Sept.28, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High total return through current income and      RiverSource Investments, LLC
Portfolio -- Income           capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These income-
                              producing debt securities include corporate debt
                              securities as well as bank loans. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security. Up
                              to 25% of the Fund may be in foreign
                              investments.

Effective Oct.1, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio -- High Yield Bond  secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45307-9 A (09/07)

* Valid until next prospectus update.

                        SUPPLEMENT DATED SEPT. 27, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY                  45271 J
 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY              45211 L
 RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY                    44179 M
 RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                   43444 M
 RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY               240192 N
 WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                   44223 M
 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY           44224 M
 WELLS FARGO ADVANTAGE CHOICE(R) VARIABLE ANNUITY            45270 H
 WELLS FARGO ADVANTAGE CHOICE(R) SELECT VARIABLE ANNUITY     45305 G
 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY            45302 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective Oct.1, 2007, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio -- High Yield Bond  secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45211-1 A (09/07)

* Valid until next prospectus update.